EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2022 £m	2021 £m	2020 £m
Profit attributable to ordinary shareholders – basic and diluted	5,021	5,355	865

	2022 million	2021 million	2020 million
Weighted-average number of ordinary shares in issue – basic	68,847	70,937	70,606
Adjustment for share options and awards	835	848	650
Weighted-average number of ordinary shares in issue – diluted	69,682	71,785	71,256
Basic earnings per share	7.3p	7.5p	1.2p
Diluted earnings per share	7.2p	7.5p	1.2p